NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Global High Yield Fund	Nationwide HighMark Bond Fund
Nationwide Amundi Strategic Income Fund	Nationwide HighMark California Tax Free Intermediate Bond Fund
Nationwide Amundi World Bond Fund	Nationwide HighMark Large Cap Core Equity Fund
Nationwide Bailard Cognitive Value Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide Bailard Emerging Markets Equity Fund	Nationwide HighMark Short Term Bond Fund
Nationwide Bailard International Equities Fund	Nationwide HighMark Small Cap Core Fund
Nationwide Bailard Technology & Science Fund	Nationwide High Yield Bond Fund
Nationwide Bond Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bond Index Fund	Nationwide International Index Fund
Nationwide Core Plus Bond Fund	Nationwide International Small Cap Fund
Nationwide Emerging Markets Debt Fund	Nationwide Mid Cap Market Index Fund
Nationwide Fund	Nationwide S&P 500 Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Global Sustainable Equity Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Government Bond Fund	Nationwide Ziegler Equity Income Fund
Nationwide Government Money Market Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide Growth Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund

Supplement dated September 14, 2017
to the Statement of Additional Information ("SAI") dated February 28, 2017, as revised March 22, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

1.	Effective immediately:

a.	All references to, and information regarding, Richard House, are deleted in their entirety.

b.	The subsection "Investments in Each Fund" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund as of July 31, 2017
Standard Life Investments (Corporate Funds) Limited
Kieran Curtis	Nationwide Emerging Markets Debt Fund	None
Mark Baker, CFA	Nationwide Emerging Markets Debt Fund	None

c.	The subsection "Other Managed Accounts" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of July 31, 2017
Standard Life Investments (Corporate Funds) Limited
Kieran Curtis	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 5 accounts, $810 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 9 accounts, $4.1 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Mark Baker, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $420 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 3 accounts, $633 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE